Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Summary of significant accounting policies
Summary of significant accounting policies

Note 2. Summary of significant accounting policies

Basis of presentation

The accompanying Unaudited Consolidated Financial Statements at September 30, 2018, have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information. The accompanying Unaudited Consolidated Financial Statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those entities in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation. All intercompany transactions have been eliminated in consolidation.

These Unaudited Consolidated Financial Statements do not include all disclosures normally included in annual financial statements prepared in accordance with GAAP and should be read in conjunction with the Audited Consolidated Financial Statements and the related notes for the year ended December 31, 2017. The consolidated financial information as of December 31, 2017 included herein has been derived from the Audited Consolidated Financial Statements as of December 31, 2017.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of management, the accompanying Unaudited Consolidated Financial Statements reflect all adjustments (consisting of normally recurring accruals) necessary for a fair statement of results on an interim basis. Tabular dollar amounts are in millions, with the exception of share and per share amounts. All amounts are reported in U.S. dollars, except where noted otherwise.

During the second quarter of 2018, management identified a disclosure misclassification within the categories of mortgage-and asset-backed securities presented in tables within Note 7 and Note 8. The impact to the year ended December 31, 2017 disclosure was not considered to be material. In order to improve the consistency and comparability of the financial statement disclosures, management revised the December 31, 2017 disclosure related to mortgage-and asset-backed securities within Note 7 and Note 8 to be consistent with the September 30, 2018 presentation.

Recently adopted changes in accounting principles

Definition of a business

Effective January 1, 2018, Sirius Group adopted Accounting Standards Update (“ASU”) 2017-01, Business Combinations: Clarifying the Definition of a Business (Accounting Standards Codification (“ASC”) 805), which clarifies the definition of a business and affects the determination of whether acquisitions or disposals are accounted for as assets or as a business. Under the new guidance, when substantially all of the fair value of the assets is concentrated in a single identifiable asset or a group of similar identifiable assets, it is not a business. Sirius Group has applied the guidance in the update when determining the accounting treatment for transactions that have occurred during the nine months ended September 30, 2018. (See Note 3).

Financial instruments - recognition and measurement

Effective January 1, 2018, Sirius Group adopted ASU 2016‑01, Recognition and Measurement of Financial Assets and Financial Liabilities (ASC 825‑10). The new guidance modifies the guidance for financial instruments, including investments in equity securities. Under the new guidance, all equity securities with readily determinable fair values are required to be measured at fair value with changes therein recognized through current period earnings. In addition, the new guidance requires a qualitative assessment for equity securities without readily determinable fair values to identify impairment, and for impaired equity securities to be measured at fair value. Sirius Group measures its portfolio of investment securities at fair value with changes therein recognized through current period earnings and, accordingly, adoption did not have any impact on its consolidated financial statements.

Revenue recognition

Effective January 1, 2018, Sirius Group adopted ASU 2014‑09, Revenue from Contracts with Customers (ASC 606), which modifies the guidance for revenue recognition. The scope of the new guidance excludes insurance contracts but is applicable to certain fee arrangements as well as commissions and other non-insurance revenues. This guidance impacts the timing of service fee recognition by International Medical Group Acquisition, Inc. (“IMG”) and ArmadaCorp Capital, LLC (“Armada”). Sirius Group used the modified retrospective transition approach to adopt this guidance,which resulted in the recognition of a cumulative effect of adoption as an adjustment to the beginning balance of retained earnings at the date of initial application of $1.6 million, net of tax.

Recent accounting pronouncements

Premium amortization on callable debt securities

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017‑08, Premium Amortization on Purchased Callable Debt Securities (ASC 310‑20), which changes the amortization period for certain purchased callable debt securities. Under the new guidance, for investments in callable debt securities held at a premium, the premium will be amortized over the period to the earliest call date. The new guidance does not change the amortization period for callable debt securities held at a discount. The new guidance is effective for annual and interim periods beginning after December 15, 2018. Sirius Group does not expect adoption to have any effect on its financial statements.

Credit losses

In June 2016, the FASB issued ASU 2016‑13, Measurement of Credit Losses on Financial Instruments (ASC 326), which establishes new guidance for the recognition of credit losses for financial assets measured at amortized cost. The new guidance, which applies to financial assets that have the contractual right to receive cash, including reinsurance receivables, requires reporting entities to estimate the credit losses expected over the life of a credit exposure using historical information, current information and reasonable and supportable forecasts that affect the collectability of the financial asset. The new guidance is effective for annual and interim periods beginning after December 15, 2019. Sirius Group is evaluating the expected impact of this new guidance.

Leases

In February 2016, the FASB issued ASU 2016‑02, Leases (ASC 842). The new guidance requires lessees to recognize lease assets and liabilities on the balance sheet for both operating and financing leases, with the exception of leases with an original term of 12 months or less. Under existing guidance, recognition of lease assets and liabilities is not required for operating leases. The new guidance requires that lease assets and liabilities to be recognized and measured initially based on the present value of the lease payments. The new guidance is effective for annual and interim periods beginning after December 15, 2018. Sirius Group is evaluating the expected impact of this new guidance and available adoption methods.

Note 2. Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements at December 31, 2017, have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those entities in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation. All intercompany transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain amounts in the prior period financial statements have been reclassified to conform to the current presentation. Tabular dollar amounts are in millions, with the exception of share and per share amounts. All amounts are reported in U.S. dollars, except where noted otherwise.

Significant Accounting Policies

Investment securities

Sirius Group’s invested assets consist of securities and other investments held for general investment purposes. Sirius Group’s portfolio of fixed maturity investments and equity securities held for general investment purposes are classified as trading and are reported at fair value as of the balance sheet date. Changes in unrealized gains and losses are reported pre-tax in revenues. Realized investment gains and losses are accounted for using the specific identification method and are reported pre-tax in revenues. Premiums and discounts on all fixed maturity investments are amortized and/or accreted to income over the anticipated life of the investment and are reported in Net investment income.

Sirius Group’s invested assets that are measured at fair value include fixed maturity investments, common and preferred equity securities, and other long-term investments, such as interests in hedge funds and private equities. Fair value is defined as the price received to sell an asset in an orderly transaction between market participants at the measurement date reflecting the highest and best use valuation concepts. In determining its estimates of fair value, Sirius Group uses a variety of valuation approaches and inputs. Whenever possible, Sirius Group estimates fair value using valuation methods that maximize the use of quoted prices and other observable inputs.

Short-term investments

Short-term investments consist of money market funds, certificates of deposit and other securities which, at the time of purchase, mature or become available for use within one year. Short-term investments are carried at fair value.

Other long-term investments

Other long-term investments consist primarily of hedge funds, private equity funds, other investments in limited partnerships and other private equity securities. The fair value of other long-term investments is generally based upon Sirius Group’s proportionate interest in the underlying fund’s net asset value, which is deemed to approximate fair value. In addition, due to a lag in reporting, some of the fund managers, fund administrators, or both, are unable to provide final fund valuations as of the Company’s reporting date. In these circumstances, Sirius Group estimates the return of the current period and uses all credible information available. This includes utilizing preliminary estimates reported by its fund managers and using information that is available to Sirius Group with respect to the underlying investments, as necessary. The changes in fair value are reported in pre-tax revenues in Net unrealized investment (losses) gains. Actual final fund valuations may differ from Sirius Group’s estimates and these differences are recorded in the period they become known as a change in estimate.

Other long-term investments also includes certain investments that are eligible for the equity method where Sirius Group has elected the fair value option under which the changes in fair value are reported in pre-tax revenues in Net unrealized investment (losses) gains. (See Note 20.)

Cash

Cash includes amounts on hand and demand deposits with banks and other financial institutions. Amounts presented in the statement of cash flows are shown net of balances acquired and sold in the purchase or sale of the Company’s consolidated subsidiaries.

Restricted cash

Restricted cash represents cash and cash equivalents that Sirius Group is (a) holding for the benefit of a third party and is legally or contractually restricted as to withdrawal or usage for general corporate purposes; and (b) not replaceable by another type of asset other than cash or cash equivalents, under the terms of Sirius Group’s contractual arrangements with such third parties.

Insurance and reinsurance operations

Premiums written are recognized as revenues and are earned ratably over the term of the related policy or reinsurance treaty. Premiums written include amounts reported by brokers, managing general agents, and ceding companies, supplemented by the Company’s own estimates of premiums where reports have not been received. The determination of premium estimates requires a review of the Company’s experience with the ceding companies, managing general agents, familiarity with each market, the timing of the reported information, an analysis and understanding of the characteristics of each class of business, and management’s judgment of the impact of various factors, including premium or loss trends, on the volume of business written and ceded to the Company. On an ongoing basis, the Company’s underwriters review the amounts reported by these third parties for reasonableness based on their experience and knowledge of the subject class of business, taking into account the Company’s historical experience with the brokers or ceding companies. Unearned premiums represent the portion of premiums written that are applicable to future insurance or reinsurance coverage provided by policies or treaties in force.

Deferred acquisition costs represent commissions, premium taxes, brokerage expenses, and other costs which are directly attributable to the successful acquisition or renewal of contracts and vary with the production of business. These costs are deferred and amortized over the period during which the premiums are earned. Amortization of Deferred acquisition costs are shown net of contractual commissions earned on reinsurance ceded within Insurance and reinsurance acquisition expenses. Deferred acquisition costs are limited to the amount expected to be recovered from future earned premiums and anticipated investment income. This limitation is referred to as a premium deficiency. A premium deficiency is recognized if the sum of expected loss and loss adjustment expenses (“LAE”), expected dividends to policyholders, unamortized acquisition costs, and maintenance costs exceeds related unearned premiums and anticipated investment income. A premium deficiency is recognized by charging any unamortized acquisition costs to expense to the extent required in order to eliminate the deficiency. If the premium deficiency exceeds unamortized acquisition costs, then a liability is accrued for the excess deficiency.

Other underwriting expenses consist primarily of personnel related expenses (including salaries, benefits, and variable compensation expense) and other general operating expenses related to the underwriting operations.

Losses and LAE are charged against income as incurred. Unpaid insurance loss and LAE reserves are based on estimates (generally determined by claims adjusters, legal counsel, and actuarial staff) of the ultimate costs of settling claims, including the effects of inflation and other societal and economic factors. Unpaid reinsurance loss and LAE reserves are based primarily on reports received from ceding companies and actuarial projections. Unpaid loss and LAE reserves represent management’s best estimate of ultimate losses and LAE, net of estimated salvage and subrogation recoveries, if applicable. Such estimates are regularly reviewed and updated and any resulting adjustments are reflected in current operations. The process of estimating loss and LAE reserves involves a considerable degree of judgment by management and the ultimate amount of expense to be incurred could be greater or less than the amounts currently reflected in the financial statements.

Sirius Group enters into ceded reinsurance contracts to protect its businesses from losses due to concentration of risk, to manage its operating leverage ratios and to limit losses arising from catastrophic events. Such reinsurance contracts are executed through excess of loss treaties and catastrophe contracts under which the reinsurer indemnifies for a specified part or all of certain types of losses over stipulated amounts arising from any one occurrence or event. Sirius Group has also entered into quota share treaties with reinsurers under which all risks meeting prescribed criteria are covered on a pro-rata basis. The amount of each risk ceded by Sirius Group is subject to maximum limits which vary by line of business and type of coverage. Although these contracts protect Sirius Group, these reinsurance arrangements do not relieve Sirius Group from its primary obligations to insureds.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policies. The collectability of reinsurance recoverables is subject to the solvency of the reinsurers. Sirius Group is selective in regard to its reinsurers, principally placing reinsurance with those reinsurers with a strong financial condition, industry ratings, and underwriting ability. Management monitors the financial condition and ratings of its reinsurers on an ongoing basis.

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reinsurance premiums ceded are expensed over the period the reinsurance coverage is provided. Ceded unearned insurance and reinsurance premiums represent the portion of premiums ceded applicable to the unexpired term of policies in force. Funds held by ceding companies represent amounts due to Sirius Group in connection with certain assumed reinsurance agreements in which the ceding company retains a portion of the premium to provide security against future loss payments. The funds held by ceding companies are generally invested by the ceding company and a contractually agreed interest amount is credited to Sirius Group and recognized as investment income. Funds held under reinsurance treaties represent contractual payments due from Sirius Group that have been retained to secure such obligations.

Accruals for contingent commission liabilities are established for reinsurance contracts that provide for the stated commission percentage to increase or decrease based on the loss experience of the contract. Changes in the estimated liability for contingent commission arrangements are recorded as Insurance and reinsurance acquisition expenses. Accruals for contingent commission liabilities are determined through the review of the contracts that have these adjustable features and are estimated based on expected loss and LAE.

Derivative financial instruments

Sirius Group holds derivative financial instruments for both risk management and investment purposes. Sirius Group recognizes all derivatives as either assets or liabilities, measured at fair value, in the Consolidated Balance Sheets. Changes in the fair value of derivative instruments are recognized in current period pre-tax income.

Deferred software costs

Sirius Group capitalizes costs related to computer software developed for internal use during the application development stage of software development projects. These costs generally consist of certain external, payroll, and payroll-related costs. Sirius Group begins amortization of these costs once the project is completed and ready for its intended use. Amortization is on a straight-line basis and over a useful life of three to five years. As of December 31, 2017 and 2016, Sirius Group had unamortized deferred software costs of $10.5 million and $8.1 million, respectively. For the years ended December 31, 2017, 2016, and 2015, Sirius Group had amortization expenses of $4.6 million, $3.2 million, and $3.0 million, respectively, related to software developed for internal use.

Defined benefit plans

Certain Sirius Group employees in Europe participate in defined benefit plans. The liability for the defined benefit plans that is reported on the Consolidated Balance Sheets is the current value of the defined benefit obligation at the end of the period, reduced by the fair value of the plan’s managed assets, with adjustments for actuarial gains and losses. The defined benefit pension plan obligation is calculated annually by independent actuaries. The current value of the defined benefit obligation is determined through discounting of expected future cash flows, using interest rates determined by current market interest rates. The service costs and actuarial gains and losses on the defined benefit obligation and the fair value on the plan assets are recognized in the Consolidated Statements of Income.

Commission and other revenue recognition

Sirius Group recognizes agent commissions and other revenues when it has fulfilled all of its obligations necessary to earn the revenue and when it can both reliably estimate the amount of revenue, net of any amounts expected to be uncollectible, and any amounts associated with expected cancellations.

Earnings per share

Earnings per share is reported in accordance with Accounting Standards Codification (“ASC”) Topic 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing net income (loss) available to Sirius Group common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income available to Sirius Group common shareholders by the weighted-average number of common shares outstanding adjusted to give effect to potentially dilutive securities. (See Note 16.)

Federal and foreign income taxes

Some of Sirius Group’s subsidiaries file consolidated tax returns in the United States. Sirius Group has subsidiaries in various jurisdictions, including but not limited to Sweden, the United Kingdom, and Luxembourg, which are subject to applicable taxes in those jurisdictions.

Deferred tax assets and liabilities are recorded when a difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for tax purposes exists, and for other temporary differences. The deferred tax asset or liability is recorded based on tax rates expected to be in effect when the difference reverses. The deferred tax asset is recognized when it is more likely than not that it will be realized.

Foreign currency exchange

The U.S. dollar is the functional currency for Sirius Group’s businesses except for Sirius International Insurance Corporation (“Sirius International”), Lloyd’s Syndicate 1945 (“Syndicate 1945”), several subsidiaries of International Medical Group Acquisition, Inc. (“IMG”), and the Canadian reinsurance operations of Sirius America Insurance Company (“Sirius America”). Sirius Group also invests in securities denominated in foreign currencies. Assets and liabilities recorded in these foreign currencies are translated into U.S. dollars at exchange rates in effect at the balance sheet date, and revenues and expenses are converted using the average exchange rates for the period. Net foreign exchange gains and losses arising from the translation of functional currencies are reported in shareholder’s equity, in Accumulated other comprehensive (loss). As of December 31, 2017 and 2016, Sirius Group had Net unrealized foreign currency translation losses of $140.5 million and $212.2 million, respectively, recorded in Accumulated other comprehensive (loss) on its Consolidated Balance Sheets.

Assets and liabilities relating to foreign operations are remeasured into the functional currency using current exchange rates; revenues and expenses are remeasured into the functional currency using the weighted average exchange rate for the period. The resulting exchange gains and losses are reported as a component of net income in the period in which they arise within Net realized investment (losses) gains, Net unrealized investment (losses) gains, and Net foreign exchange gains (losses).

The following rates of exchange for the U.S. dollar have been used for translation of assets and liabilities for subsidiaries whose functional currency is not the U.S. dollar at December 31, 2017 and 2016:

	Closing	Closing
Currency	Rate 2017	Rate 2016
Swedish kronor	8.2051	9.0549
British pound	0.7398	0.8074
Euro	0.8339	0.9479
Canadian dollar	1.2556	1.3432

Goodwill and intangible assets

Goodwill represents the excess of the purchase price of an acquisition over the fair value of the identifiable net assets acquired and is assigned to the applicable reporting unit at acquisition. Goodwill is evaluated for impairment on an annual basis. Sirius Group initially evaluates goodwill using a qualitative approach to determine whether it is more likely than not that the fair value of goodwill is greater than its carrying value. If the results of the qualitative evaluation indicate that it is more likely than not that the carrying value of goodwill exceeds its fair value, Sirius Group performs the quantitative test for impairment.

Indefinite‑lived intangible assets are evaluated for impairment similar to goodwill. Finite‑lived intangible are amortized on a straight‑line basis over their estimated useful lives. The amortization periods approximate the period over which Sirius Group expects to generate future net cash inflows from the use of these assets. All of these assets are subject to impairment testing for the impairment or disposal of long‑lived assets when events or conditions indicate that the carrying value of an asset may not be fully recoverable from future cash flows.

If goodwill or intangible assets are impaired, such assets are written down to their fair values with the related expense recorded in Sirius Group’s results of operations. (See Note 10.)

Non‑controlling interests

Non‑controlling interests consist of the ownership interests of non‑controlling shareholders in consolidated subsidiaries, and are presented separately on the balance sheet.

Mezzanine equity

In connection with the purchase of IMG, the Company issued Series A redeemable preference shares. (See Note 3.) The Series A redeemable preference shares are redeemable at the option of the holder with the passage of time. The Company classifies the Series A redeemable preference shares in accordance with GAAP guidance which requires conditionally redeemable securities to be classified outside of permanent shareholders’ equity. Accordingly, the Company classifies these shares as mezzanine equity in the Consolidated Balance Sheets.

Variable interest entities

Sirius Group consolidates a VIE when it has both the power to direct the activities of the VIE that most significantly impact its economic performance and either the obligation to absorb losses or the right to receive returns from the VIE that could potentially be significant to the VIE.

An entity in which Sirius Group holds a variable interest is a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) as a group, the holders of equity investment at risk lack either the direct or indirect ability through voting rights or similar rights to make decisions about an entity’s activities that most significantly impact the entity’s economic performance or the obligation to absorb the expected losses or right to receive the expected residual returns, or (c) the voting rights of some investors are disproportionate to their obligation to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights. The primary beneficiary is defined as the variable interest holder that is determined to have the controlling financial interest as a result of having both (a) the power to direct the activities of a VIE that most significantly impact the economic performance of the VIE and (b) the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. At inception of the VIE, as well as following an event that requires reassessment, Sirius Group determines whether it is the primary beneficiary based on the facts and circumstances surrounding each entity. (See Note 21.)

Recently adopted changes in accounting principles

Presentation of net periodic cost and net periodic postretirement benefit cost

During 2017, Sirius Group elected early adoption of Accounting Standards Update (“ASU”) 2017‑07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (ASC 715), which provides guidance that increases transparency and usefulness of information about defined benefit costs for pension plans and other post‑retirement plans presented in financial statements. Under the new guidance, the new standard requires separation of the service cost component from the other components of net benefit cost for presentation purposes. While the guidance provides for additional pension disclosures in Note 14, there was no impact on the Company’s financial position, results of operations or cash flows.

Statement of cash flows

Effective January 1, 2018, Sirius Group adopted ASU 2016‑18, Statement of Cash Flows: Restricted Cash (ASC 230), which requires that restricted cash and restricted cash equivalents be included with cash and cash equivalents in the reconciliation of beginning and ending cash on the statements of cash flows. As a result, transfers between cash and cash equivalents and restricted cash and restricted cash equivalents will no longer be presented on the statement of cash flows. The revised presentation required in this guidance is reflected in the Company’s Consolidated Statements of Cash Flows for all periods presented. The adoption of this guidance did not have any effect on the Company’s results of operations, financial position, or comprehensive income.

Effective January 1, 2017, Sirius Group elected early adoption of ASU 2016‑15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (ASC 230), which addresses diversity in practice in how eight specific cash receipts and cash payments should be presented and classified on the statement of cash flows. The adoption of this guidance did not impact the Company’s results of operations, financial condition, or liquidity.

Goodwill

Effective January 1, 2017, Sirius Group elected early adoption of ASU 2017‑04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The guidance simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the amendments in this guidance, an entity performs its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The guidance also eliminated the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. Therefore, the same impairment assessment applies to all reporting units. An entity is required to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. While the guidance changes the Company’s goodwill impairment testing procedures, there was no impact on the Company’s financial position, results of operations or cash flows.

Short‑duration contracts

Effective December 31, 2017, Sirius Group adopted ASU 2015‑09, Disclosures about Short Duration Contracts (ASC 944), which requires expanded footnote disclosures about Loss and loss adjustment expense reserves. Upon adoption, Sirius Group modified its footnote disclosures to include loss development tables on a disaggregated basis by accident year and a reconciliation of loss development data to the Loss and loss adjustment expense reserves reflected on the balance sheet. The additional disclosures required by this guidance have been included in Note 5.

Recent accounting pronouncements

Premium amortization on callable debt securities

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017‑08, Premium Amortization on Purchased Callable Debt Securities (ASC 310‑20), which changes the amortization period for certain purchased callable debt securities. Under the new guidance, for investments in callable debt securities held at a premium, the premium will be amortized over the period to the earliest call date. The new guidance does not change the amortization period for callable debt securities held at a discount. The new guidance is effective for annual and interim periods beginning after December 15, 2018. Sirius Group does not expect adoption to have any effect on its financial statements.

Definition of a business

In January 2017, the FASB issued ASU 2017‑01, Business Combinations: Clarifying the Definition of a Business (ASC 805), which clarifies the definition of a business and affects the determination of whether acquisitions or disposals are accounted for as assets or as a business. Under the new guidance, when substantially all of the fair value of the assets is concentrated in a single identifiable asset or a group of similar identifiable assets, it is not a business. The new guidance is effective for annual and interim periods beginning after December 15, 2017. Sirius Group does not expect adoption to have any effect on its financial statements.

Credit losses

In June 2016, the FASB issued ASU 2016‑13, Measurement of Credit Losses on Financial Instruments (ASC 326), which establishes new guidance for the recognition of credit losses for financial assets measured at amortized cost. The new guidance, which applies to financial assets that have the contractual right to receive cash, including reinsurance receivables, requires reporting entities to estimate the credit losses expected over the life of a credit exposure using historical information, current information and reasonable and supportable forecasts that affect the collectability of the financial asset. The new guidance is effective for annual and interim periods beginning after December 15, 2019. Sirius Group is evaluating the expected impact of this new guidance.

Leases

In February 2016, the FASB issued ASU 2016‑02, Leases (ASC 842). The new guidance requires lessees to recognize lease assets and liabilities on the balance sheet for both operating and financing leases, with the exception of leases with an original term of 12 months or less. Under existing guidance, recognition of lease assets and liabilities is not required for operating leases. The lease assets and liabilities to be recognized are both measured initially based on the present value of the lease payments. The new guidance is effective for Sirius Group for annual and interim periods beginning after December 15, 2018. Sirius Group is evaluating the expected impact of this new guidance and available adoption methods.

Financial instruments—recognition and measurement

In January 2016, the FASB issued ASU 2016‑01, Recognition and Measurement of Financial Assets and Financial Liabilities (ASC 825‑10). The new guidance modifies the guidance for financial instruments, including investments in equity securities. Under the new guidance, all equity securities with readily determinable fair values are required to be measured at fair value with changes therein recognized through current period earnings. In addition, the new guidance requires a qualitative assessment for equity securities without readily determinable fair values to identify impairment, and for impaired equity securities to be measured at fair value. The new guidance is effective for fiscal years beginning after December 15, 2017, with early adoption permitted. Sirius Group measures its portfolio of investment securities at fair value with changes therein recognized through current period earnings and, accordingly, adoption will not have any effect on its financial statements.

Revenue recognition

In May 2014, the FASB issued ASU 2014‑09, Revenue from Contracts with Customers (ASU 606). ASU 2014‑09 was updated through various ASUs, including ASU 2015‑14 and ASU 2017‑13 that delayed the effective date of ASU 2014‑09. The guidance affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Accounting for insurance contracts is not within the scope of ASU 2014‑09. Sirius Group generates service fee income, primarily from the operations of IMG and ArmadaCorp Capital, LLC (“Armada”), which is reported in Other revenues in the Consolidated Statements of (Loss) Income and is within the scope of ASU 2014‑09. The guidance is effective January 1, 2018. Sirius Group intends to adopt the guidance on that date using the modified retrospective approach to transition. Adoption of the guidance will not have a significant effect on the Company’s financial position, results of operations, or comprehensive income, as the accounting for insurance contracts is outside of the scope of the guidance.